Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets, Current and Long-term (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid sales, general and administrative expenses	$ 24,448	$ 18,004
Prepaid SaaS implementation costs	15,984	16,318
Fixed income investments	10,990	10,785
Contract costs	4,347	4,160
Media content	3,942	3,335
Deferred reinsurance premiums ceded	7,777	310
Other	10,088	7,808
Prepaid expenses and other assets	$ 77,576	$ 60,720